Financial Instruments - Summary of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets [abstract]
Cash and cash equivalents	$ 1,563.0	$ 1,629.2
Trade accounts receivable, net	322.8	221.0
Derivative financial instruments	13.2	17.5
Other assets	109.9	121.6
Customer financing	32.4	62.8
Assets	3,029.3	2,743.8
Liabilities [abstract]
Loans and financing	2,491.1	2,886.4
Trade accounts payable	966.3	787.0
Trade accounts payable-Supplier finance arrangements	43.3	37.6
Accounts payable	125.3	133.6
Derivative financial instruments	103.8	125.2
Liabilities	3,729.8	3,969.8
Public securities [Member]
Assets [abstract]
Financial investments	66.5	66.6
Private Securities [member]
Assets [abstract]
Financial investments	99.9	146.4
Structured notes [member]
Assets [abstract]
Financial investments	133.2
Investment funds [member]
Assets [abstract]
Financial investments	125.2	27.4
Fixed-term deposits [member]
Assets [abstract]
Financial investments	468.2	350.5
Others [member]
Assets [abstract]
Financial investments	95.0	100.8
Level 1 [member]
Assets [abstract]
Cash and cash equivalents	0.0	0.0
Trade accounts receivable, net	0.0	0.0
Derivative financial instruments	0.0	0.0
Other assets	0.0	0.0
Customer financing	0.0	0.0
Assets	0.0	0.0
Liabilities [abstract]
Loans and financing	1,835.5	1,843.0
Trade accounts payable	0.0	0.0
Trade accounts payable-Supplier finance arrangements	0.0	0.0
Accounts payable	0.0	0.0
Derivative financial instruments	4.0	11.3
Liabilities	1,839.5	1,854.3
Level 1 [member] | Public securities [Member]
Assets [abstract]
Financial investments	0.0	0.0
Level 1 [member] | Private Securities [member]
Assets [abstract]
Financial investments	0.0	0.0
Level 1 [member] | Structured notes [member]
Assets [abstract]
Financial investments	0.0
Level 1 [member] | Investment funds [member]
Assets [abstract]
Financial investments	0.0	0.0
Level 1 [member] | Fixed-term deposits [member]
Assets [abstract]
Financial investments	0.0	0.0
Level 1 [member] | Others [member]
Assets [abstract]
Financial investments	0.0	0.0
Level 2 [member]
Assets [abstract]
Cash and cash equivalents	1.1	0.0
Trade accounts receivable, net	0.0	0.0
Derivative financial instruments	13.2	17.5
Other assets	0.0	0.0
Customer financing	0.0	12.4
Assets	296.1	449.1
Liabilities [abstract]
Loans and financing	730.6	969.3
Trade accounts payable	0.0	0.0
Trade accounts payable-Supplier finance arrangements	0.0	0.0
Accounts payable	0.0	0.0
Derivative financial instruments	99.8	113.9
Liabilities	830.4	1,083.2
Level 2 [member] | Public securities [Member]
Assets [abstract]
Financial investments	0.0	0.0
Level 2 [member] | Private Securities [member]
Assets [abstract]
Financial investments	23.4	41.3
Level 2 [member] | Structured notes [member]
Assets [abstract]
Financial investments	133.2
Level 2 [member] | Investment funds [member]
Assets [abstract]
Financial investments	125.2	27.4
Level 2 [member] | Fixed-term deposits [member]
Assets [abstract]
Financial investments	0.0	350.5
Level 2 [member] | Others [member]
Assets [abstract]
Financial investments	0.0	0.0
Level 3 [member]
Assets [abstract]
Cash and cash equivalents	0.0	0.0
Trade accounts receivable, net	0.0	0.0
Derivative financial instruments	0.0	0.0
Other assets	0.0	0.0
Customer financing	0.1	8.8
Assets	95.1	109.6
Liabilities [abstract]
Loans and financing	0.0	0.0
Trade accounts payable	0.0	0.0
Trade accounts payable-Supplier finance arrangements	0.0	0.0
Accounts payable	0.0	15.1
Derivative financial instruments	0.0	0.0
Liabilities	0.0	15.1
Level 3 [member] | Public securities [Member]
Assets [abstract]
Financial investments	0.0	0.0
Level 3 [member] | Private Securities [member]
Assets [abstract]
Financial investments	0.0	0.0
Level 3 [member] | Structured notes [member]
Assets [abstract]
Financial investments	0.0
Level 3 [member] | Investment funds [member]
Assets [abstract]
Financial investments	0.0	0.0
Level 3 [member] | Fixed-term deposits [member]
Assets [abstract]
Financial investments	0.0	0.0
Level 3 [member] | Others [member]
Assets [abstract]
Financial investments	95.0	100.8
Other financial liabilities [member]
Assets [abstract]
Cash and cash equivalents	0.0	0.0
Trade accounts receivable, net	0.0	0.0
Derivative financial instruments	0.0	0.0
Other assets	0.0	0.0
Customer financing	0.0	0.0
Assets	0.0	0.0
Liabilities [abstract]
Loans and financing	0.0	0.0
Trade accounts payable	0.0	0.0
Trade accounts payable-Supplier finance arrangements	0.0	0.0
Accounts payable	0.0	15.1
Derivative financial instruments	0.0	0.0
Liabilities	0.0	15.1
Other financial liabilities [member] | Public securities [Member]
Assets [abstract]
Financial investments	0.0	0.0
Other financial liabilities [member] | Private Securities [member]
Assets [abstract]
Financial investments	0.0	0.0
Other financial liabilities [member] | Structured notes [member]
Assets [abstract]
Financial investments	0.0
Other financial liabilities [member] | Investment funds [member]
Assets [abstract]
Financial investments	0.0	0.0
Other financial liabilities [member] | Fixed-term deposits [member]
Assets [abstract]
Financial investments	0.0	0.0
Other financial liabilities [member] | Others [member]
Assets [abstract]
Financial investments	0.0	0.0
Amortized Cost [member]
Assets [abstract]
Cash and cash equivalents	1,561.9	1,629.2
Trade accounts receivable, net	322.8	221.0
Derivative financial instruments	0.0	0.0
Other assets	109.9	121.6
Customer financing	32.3	41.6
Assets	2,638.1	2,185.1
Liabilities [abstract]
Loans and financing	2,491.1	2,886.4
Trade accounts payable	966.3	787.0
Trade accounts payable-Supplier finance arrangements	43.3	37.6
Accounts payable	125.3	118.5
Derivative financial instruments	0.0	0.0
Liabilities	3,626.0	3,829.5
Amortized Cost [member] | Public securities [Member]
Assets [abstract]
Financial investments	66.5	66.6
Amortized Cost [member] | Private Securities [member]
Assets [abstract]
Financial investments	76.5	105.1
Amortized Cost [member] | Structured notes [member]
Assets [abstract]
Financial investments	0.0
Amortized Cost [member] | Investment funds [member]
Assets [abstract]
Financial investments	0.0	0.0
Amortized Cost [member] | Fixed-term deposits [member]
Assets [abstract]
Financial investments	468.2	0.0
Amortized Cost [member] | Others [member]
Assets [abstract]
Financial investments	0.0	0.0
Fair value [member]
Assets [abstract]
Cash and cash equivalents	0.0	0.0
Trade accounts receivable, net	0.0	0.0
Derivative financial instruments	0.0	0.0
Other assets	0.0	0.0
Customer financing	0.0	0.0
Assets	0.0	0.0
Liabilities [abstract]
Loans and financing	2,566.1	2,812.3
Trade accounts payable	0.0	0.0
Trade accounts payable-Supplier finance arrangements	0.0	0.0
Accounts payable	0.0	0.0
Derivative financial instruments	0.0	0.0
Liabilities	2,566.1	2,812.3
Fair value [member] | Public securities [Member]
Assets [abstract]
Financial investments	0.0	0.0
Fair value [member] | Private Securities [member]
Assets [abstract]
Financial investments	0.0	0.0
Fair value [member] | Structured notes [member]
Assets [abstract]
Financial investments	0.0
Fair value [member] | Investment funds [member]
Assets [abstract]
Financial investments	0.0	0.0
Fair value [member] | Fixed-term deposits [member]
Assets [abstract]
Financial investments	0.0	0.0
Fair value [member] | Others [member]
Assets [abstract]
Financial investments	0.0	0.0
FVPL [member]
Assets [abstract]
Cash and cash equivalents	0.0	0.0
Trade accounts receivable, net	0.0	0.0
Derivative financial instruments	13.2	8.5
Other assets	0.0	0.0
Customer financing	0.1	21.2
Assets	286.8	199.2
Liabilities [abstract]
Loans and financing	0.0	0.0
Trade accounts payable	0.0	0.0
Trade accounts payable-Supplier finance arrangements	0.0	0.0
Accounts payable	0.0	0.0
Derivative financial instruments	86.2	125.1
Liabilities	86.2	125.1
FVPL [member] | Public securities [Member]
Assets [abstract]
Financial investments	0.0	0.0
FVPL [member] | Private Securities [member]
Assets [abstract]
Financial investments	23.4	41.3
FVPL [member] | Structured notes [member]
Assets [abstract]
Financial investments	133.2
FVPL [member] | Investment funds [member]
Assets [abstract]
Financial investments	21.9	27.4
FVPL [member] | Fixed-term deposits [member]
Assets [abstract]
Financial investments	0.0	0.0
FVPL [member] | Others [member]
Assets [abstract]
Financial investments	95.0	100.8
FVOCI [member]
Assets [abstract]
Cash and cash equivalents	1.1	0.0
Trade accounts receivable, net	0.0	0.0
Derivative financial instruments	0.0	9.0
Other assets	0.0	0.0
Customer financing	0.0	0.0
Assets	104.4	359.5
Liabilities [abstract]
Loans and financing	0.0	0.0
Trade accounts payable	0.0	0.0
Trade accounts payable-Supplier finance arrangements	0.0	0.0
Accounts payable	0.0	0.0
Derivative financial instruments	17.6	0.1
Liabilities	17.6	0.1
FVOCI [member] | Public securities [Member]
Assets [abstract]
Financial investments	0.0	0.0
FVOCI [member] | Private Securities [member]
Assets [abstract]
Financial investments	0.0	0.0
FVOCI [member] | Structured notes [member]
Assets [abstract]
Financial investments	0.0
FVOCI [member] | Investment funds [member]
Assets [abstract]
Financial investments	103.3	0.0
FVOCI [member] | Fixed-term deposits [member]
Assets [abstract]
Financial investments	0.0	350.5
FVOCI [member] | Others [member]
Assets [abstract]
Financial investments	0.0	0.0
Total fair value [member]
Assets [abstract]
Cash and cash equivalents	1.1	0.0
Trade accounts receivable, net	0.0	0.0
Derivative financial instruments	13.2	17.5
Other assets	0.0	0.0
Customer financing	0.1	21.2
Assets	391.2	558.6
Liabilities [abstract]
Loans and financing	2,566.1	2,812.3
Trade accounts payable	0.0	0.0
Trade accounts payable-Supplier finance arrangements	0.0	0.0
Accounts payable	0.0	15.1
Derivative financial instruments	103.8	125.2
Liabilities	2,669.9	2,952.6
Total fair value [member] | Public securities [Member]
Assets [abstract]
Financial investments	0.0	0.0
Total fair value [member] | Private Securities [member]
Assets [abstract]
Financial investments	23.4	41.3
Total fair value [member] | Structured notes [member]
Assets [abstract]
Financial investments	133.2
Total fair value [member] | Investment funds [member]
Assets [abstract]
Financial investments	125.2	27.4
Total fair value [member] | Fixed-term deposits [member]
Assets [abstract]
Financial investments	0.0	350.4
Total fair value [member] | Others [member]
Assets [abstract]
Financial investments	$ 95.0	$ 100.8